Commitments and Contingencies	12 Months Ended
Feb. 01, 2014
Commitments and Contingencies

22. Commitments and contingencies

Operating leases

Signet occupies certain properties and holds machinery and vehicles under operating leases; it does not have any capital leases.

Rental expense for operating leases is as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Minimum rentals	$323.7	$316.0	$311.7
Contingent rent	11.1	7.8	9.8
Sublease income	(0.9)	(2.9)	(5.1)

Total	$333.9	$320.9	$316.4

The future minimum operating lease payments for operating leases having initial or non-cancelable terms in excess of one year are as follows:

(in millions)
Fiscal 2015	$311.1
Fiscal 2016	275.4
Fiscal 2017	245.8
Fiscal 2018	212.6
Fiscal 2019	181.8
Thereafter	937.7

Total	$2,164.4

Signet has entered into certain sale and leaseback transactions of certain properties. Under these transactions it continues to occupy the space in the normal course of business. Gains on the transactions are deferred and recognized as a reduction of rent expense over the life of the operating lease.

Contingent property liabilities

Approximately 44 UK property leases had been assigned by Signet at February 1, 2014 (and remained unexpired and occupied by assignees at that date) and approximately 19 additional properties were sub-let at that date. Should the assignees or sub-tenants fail to fulfill any obligations in respect of those leases or any other leases which have at any other time been assigned or sub-let, Signet or one of its UK subsidiaries may be liable for those defaults. The number of such claims arising to date has been small, and the liability, which is charged to the income statement as it arises, has not been material.

Capital commitments

At February 1, 2014 Signet has committed to spend $42.3 million (February 2, 2013: $33.6 million) related to capital commitments. These commitments principally relate to the expansion and renovation of stores.

Legal proceedings

As previously reported, in March 2008, a group of private plaintiffs (the “Claimants”) filed a class action lawsuit for an unspecified amount against Sterling Jewelers Inc. (“Sterling”), a subsidiary of Signet, in the U.S. District Court for the Southern District of New York alleging that US store-level employment practices are discriminatory as to compensation and promotional activities with respect to gender. In June 2008, the District Court referred the matter to private arbitration where the Claimants sought to proceed on a class-wide basis. Discovery has been completed. The Claimants filed a motion for class certification and Sterling opposed the motion. A hearing on the class certification motion was held in late February 2014. The motion is now pending before the Arbitrator.

Also as previously reported, on September 23, 2008, the U.S. Equal Employment Opportunity Commission (“EEOC”) filed a lawsuit against Sterling in the U.S. District Court for the Western District of New York. The EEOC’s lawsuit alleges that Sterling engaged in intentional and disparate impact gender discrimination with respect to pay and promotions of female retail store employees from January 1, 2003 to the present. The EEOC asserts claims for unspecified monetary relief and non-monetary relief against the Company on behalf of a class of female employees subjected to these alleged practices. Non-expert fact discovery closed in mid-May 2013. In September 2013, Sterling made a motion for partial summary judgment on procedural grounds, which was referred to a Magistrate Judge. The Magistrate Judge heard oral arguments on the summary judgment motion in December 2013. On January 2, 2014, the Magistrate Judge issued his Report, Recommendation and Order, recommending that the Court grant Sterling’s motion for partial summary judgment and dismiss the EEOC’s claims in their entirety. The EEOC filed its objections to the Magistrate Judge’s ruling and Sterling filed its response thereto. The District Court Judge heard oral arguments on the EEOC’s objections to the Magistrate Judge’s ruling on March 7, 2014 and on March 10, 2014 entered an order dismissing the action with prejudice. The EEOC has until May 12, 2014 to appeal the District Court Judge’s dismissal of the action to United States Court of Appeals for the Second Circuit.

Sterling denies the allegations of both parties and has been defending these cases vigorously. At this point, no outcome or amount of loss is able to be estimated.

In the ordinary course of business, Signet may be subject, from time to time, to various other proceedings, lawsuits, disputes or claims incidental to its business, which the Company believe are not significant to Signet’s consolidated financial position, results of operations or cash flows.